Common Stock and Additional Paid-in Capital (Tables)	6 Months Ended
Jun. 30, 2012
Common Stock and Additional Paid-in Capital
Net Income Attributable to Dryships Inc. and Transfers to the Non Controlling Interest
	Six-month period ended June 30,

	2011	2012

Net loss attributable to Dryships Inc.	$ (88,324)	$ (65,658)
Transfers to the noncontrolling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	-	(81,760)
Net transfers to the non controlling interest	-	(81,760)
Net loss attributable to Dryships Inc. and transfers to the noncontrolling interest	$ (88,324)	$ (147,418)